(LOSS)/EARNINGS PER SHARE	12 Months Ended
Dec. 31, 2018
Earnings per share [abstract]
LOSS EARNINGS PER SHARE
11.	(LOSS)/EARNINGS PER SHARE

Basic earnings per ordinary share

Basic earnings per ordinary share for the group is computed by dividing the loss after taxation of US$22,090,000 (2017: loss of US$40,270,000) (2016: loss of US$100,625,000) for the financial year by the weighted average number of ‘A’ ordinary shares in issue. Basic earnings per ordinary share for continuing operations is computed by dividing the loss after taxation for continued operations of US$22,658,000 (2017: loss of US$38,661,000) (2016: profit of US$38,583,000) for the financial year by the weighted average number of ‘A’ ordinary shares in issue.

As at December 31, 2018, this amounted to 83,612,908 shares (2017: 86,486,409 shares) (2016: 91,858,813 shares).

	December 31, 2018	December 31, 2017	December 31, 2016
‘A’ ordinary shares	83,612,908	86,486,409	91,858,813

Basic earnings per share denominator	83,612,908	86,486,409	91,858,813

Reconciliation to weighted average earnings per share denominator:
Number of ‘A’ ordinary shares at January 1 (Note 20)	96,162,410	96,162,410	95,840,138
Weighted average number of shares issued during the year*	-	-	120,396
Weighted average number of treasury shares	(12,549,502)	(9,676,001)	(4,101,721)

Basic earnings per share denominator	83,612,908	86,486,409	91,858,813

*The weighted average number of shares issued during the year is calculated by taking the number of shares issued multiplied by the number of days in the year each share is in issue, divided by 365 days.

Diluted earnings per ordinary share

Diluted earnings per ordinary share for the group is computed by dividing the adjusted loss after tax of US$18,437,000 (2017: loss of US$37,337,000) (2016: loss of US$97,577,000) for the financial year by the diluted weighted average number of ordinary shares in issue of 103,508,820 (2017: 107,510,179) (2016: 113,197,598). Diluted earnings per ordinary share for continuing operations is computed by dividing the adjusted loss after tax on continuing operations of US$19,006,000 (2017: loss of US$35,728,000) (2016: loss of US$35,536,000) for the financial year by the diluted weighted average number of ordinary shares in issue of 103,508,820 (2017: 107,510,179) (2016: 113,197,598). The adjusted loss after tax on continuing operations is computed by adding back the interest expense, accretion interest and movements in the fair value of the derivatives on the exchangeable notes to the loss after taxation for continuing operations.

Under IAS 33 Earnings per Share, diluted earnings per share cannot be anti-dilutive. Therefore, diluted loss per ordinary share in accordance with IFRS would be equal to basic earnings per ordinary share.

The basic weighted average number of ordinary shares for the Group may be reconciled to the number used in the diluted earnings per ordinary share calculation as follows:

	December 31, 2018	December 31, 2017	December 31, 2016
Basic earnings per share denominator (see above)	83,612,908	86,486,409	91,858,813
Issuable on exercise of options and warrants	22,359	-	315,019
Issuable on conversion of exchangeable notes	19,873,553	21,023,770	21,023,766

Diluted earnings per share denominator	103,508,820	107,510,179	113,197,598

The loss after tax for the year may be reconciled to the amount used in the diluted earnings per ordinary share calculation as follows:

	December 31, 2018 US$‘000	December 31, 2017 US$‘000	December 31, 2016 US$‘000
Loss after tax for the year	(22,090)	(40,270)	(100,625)
Non-cash financial income	(1,388)	(2,390)	(2,270)
Cash interest expense	4,352	4,600	4,600
Non-cash interest on exchangeable notes	689	723	718

Adjusted loss after tax	(18,437)	(37,337)	(97,577)

Earnings per ADS

In June 2005, Trinity Biotech adjusted its ADS ratio from 1 ADS: 1 ordinary share to 1 ADS: 4 ordinary shares. Earnings per ADS for all periods presented have been restated to reflect this exchange ratio.

Basic earnings per ADS for the Group is computed by dividing the loss after taxation of US$22,090,000 (2017: loss of US$40,270,000) (2016: loss of US$100,625,000) for the financial year by the weighted average number of ADS in issue of 20,903,227 (2017: 21,621,602); (2016: 22,964,703). Basic earnings per ADS for continuing operations is computed by dividing the loss after taxation of US$22,658,000 (2017: loss of US$38,661,000) (2016: loss of US$38,583,000) for the financial year by the weighted average number of ADS in issue of 20,903,227 (2017: 21,621,602); (2016: 22,964,703).

	December 31, 2018	December 31, 2017	December 31, 2016
ADS	20,903,227	21,621,602	22,964,703

Basic earnings per share denominator	20,903,227	21,621,602	22,964,703

Reconciliation to weighted average earnings per share denominator:
Number of ADS at January 1 (Note 20)	24,040,602	24,040,602	23,960,035
Weighted average number of shares issued during the year*	-	-	30,098
Weighted average number of treasury shares	(3,137,375)	(2,419,000)	(1,025,430)

Basic earnings per share denominator	20,903,227	21,621,602	22,964,703

Diluted earnings per ADS for the Group is computed by dividing the adjusted loss after taxation of US$18,437,000 (2017: loss of US$37,337,000) (2016: loss of US$97,577,000) for the financial year, by the diluted weighted average number of ADS in issue of 25,877,205 (2017: 26,877,544) (2016: 28,299,399).

Under IAS 33 Earnings per Share, diluted earnings per share cannot be anti-dilutive. Therefore, diluted loss per ADS in accordance with IFRS would be equal to basic earnings per ADS.

*The weighted average number of shares issued during the year is calculated by taking the number of shares issued multiplied by the number of days in the year each share is in issue, divided by 365 days.

The basic weighted average number of ADS shares for the Group may be reconciled to the number used in the diluted earnings per ADS share calculation as follows:

	December 31, 2018	December 31, 2017	December 31, 2016
Basic earnings per share denominator (see above)	20,903,227	21,621,602	22,964,703
Issuable on exercise of options and warrants	5,590	-	78,755
Issuable on conversion of exchangeable notes	4,968,388	5,255,942	5,255,941

Diluted earnings per share denominator	25,877,205	26,877,544	28,299,399